Consolidated Statement of Income (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Consolidated Statement of Income [Abstract]
Interest and similar income	€ 24,793 [1]
of which: based on effective interest method	€ 16,806

[1]	Interest and similar income included EUR16.8billion for the year ended December31, 2018 calculated based on effective interest method.